Shareholder's Equity - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Feb. 28, 2023 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 13, 2020 USD ($)
Stockholders Equity Note [Line Items]
Shares authorized	69,632,000,000				69,632,000,000
Transfer of Class B ordinary shares to Class A Ordinary shares	17,320,000	17,320,000	17,200,000	12,600,000
Number of Class A ordinary shares repurchased and retired	42,661,000	42,661,000	17,307,400	57,343,528
Allocation of after-tax profits to statutory surplus fund, percentage	10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required	50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs	$ 6,800				¥ 48,000			¥ 47,300
Foreign currency translation adjustment	$ 97	¥ 687	¥ 2,100	¥ 537
Balance number of Treasury stock, shares	41,182,672				41,182,672			49,408,840
Stock Issued During Period exercise of share options and vesting of restricted shares	50,887,168	50,887,168
2020 Shares Repurchase Program
Stockholders Equity Note [Line Items]
Stock repurchase program, proposed aggregate value | $									$ 4,500	$ 3,000	$ 1,000
2023 Shares Repurchase Program
Stockholders Equity Note [Line Items]
Stock repurchase program, proposed aggregate value | $						$ 5,000
Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	800,000,000				800,000,000
Preferred Stock | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized								10,000,000
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized	66,000,000,000				66,000,000,000			66,000,000,000
Par value per share (US$) | $ / shares	$ 0.000000625						$ 0.000000625
Aggregate purchase price	$ 669	¥ 4,800	¥ 1,900	¥ 7,600
Class A Ordinary Shares | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized								825,000,000
Par value per share (US$) | $ / shares	$ 0.00005						0.00005
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized	2,832,000,000				2,832,000,000			2,832,000,000
Par value per share (US$) | $ / shares	$ 0.000000625						0.000000625
Number of votes per share	ten	ten
Class B Ordinary Shares | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized								35,400,000
Par value per share (US$) | $ / shares	$ 0.00005						$ 0.00005